Basic and Diluted Net Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Diluted net earnings per share	0	1,369,514	1,282,305